Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0001005020
Virtus Herzfeld Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Herzfeld Fund
Supplement To Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Virtus Herzfeld Fund
each a series of Virtus Opportunities Trust

Supplement dated April 12, 2019 to the Summary Prospectuses

and the Virtus Opportunities Trust Statutory Prospectus,

each dated January 28, 2019, as supplemented

Important Notice to Investors

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In the section “Principal Risks” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, the following disclosure is added:

> Real Estate Investment Risk. The risk that the value of the fund’s shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, and changes in the value of the underlying real estate and defaults by borrowers.

Performance Table Heading	rr_PerformanceTableHeading	In the section "Performance Information" in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, the table showing Average Annual Total Returns is hereby replaced in its entirety with the following:
Supplement To Prospectus [Text Block]	vot_SupplementToProspectusOneTextBlock	Investors should retain this supplement with the Prospectuses for future reference.
Virtus Herzfeld Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(9.29%)
5 Year	rr_AverageAnnualReturnYear05	4.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 05, 2012
Virtus Herzfeld Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(14.72%)
5 Year	rr_AverageAnnualReturnYear05	3.47%
Since Inception	rr_AverageAnnualReturnSinceInception	4.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 05, 2012
Virtus Herzfeld Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.15%)
5 Year	rr_AverageAnnualReturnYear05	3.92%
Since Inception	rr_AverageAnnualReturnSinceInception	4.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 05, 2012
Virtus Herzfeld Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(12.28%)
5 Year	rr_AverageAnnualReturnYear05	2.88%
Since Inception	rr_AverageAnnualReturnSinceInception	3.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 05, 2012
Virtus Herzfeld Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(4.34%)
5 Year	rr_AverageAnnualReturnYear05	3.20%
Since Inception	rr_AverageAnnualReturnSinceInception	3.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 05, 2012
Virtus Herzfeld Fund | MSCI All-Country World Index (net) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All-Country World Index (net) (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(9.41%)
5 Year	rr_AverageAnnualReturnYear05	4.26%
Since Inception	rr_AverageAnnualReturnSinceInception	7.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 05, 2012
Virtus Herzfeld Fund | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Year	rr_AverageAnnualReturnYear05	2.52%
Since Inception	rr_AverageAnnualReturnSinceInception	1.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 05, 2012
Virtus Herzfeld Fund | Herzfeld Composite Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Herzfeld Composite Benchmark (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(5.52%)
5 Year	rr_AverageAnnualReturnYear05	3.72%
Since Inception	rr_AverageAnnualReturnSinceInception	5.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 05, 2012